FAIR VALUE OF FINANCIAL INSTRUMENTS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	9 Months Ended
Sep. 30, 2019
Diamond S Shipping
Concentration Risk [Line Items]
FAIR VALUE OF FINANCIAL INSTRUMENTS

12.         FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values and carrying amounts of the Company’s financial instruments at September 30, 2019 and December 31, 2018 that are required to be disclosed at fair value, but not recorded at fair value, are as follows:

	September 30, 2019		December 31, 2018
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Cash and cash equivalents	$75,559	$75,559	$83,054	$83,054
Restricted cash	5,544	5,544	5,104	5,104
Variable rate debt	894,761	894,761	646,688	646,688

The following methods and assumptions are used in estimating the fair value of disclosures for financial instruments:

Cash and cash equivalents, and Restricted cash:   The carrying amounts reported in the consolidated balance sheets for Cash and cash equivalents, and Restricted cash approximate fair value. Cash and cash equivalents, and Restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities.

Variable Rate Debt:   The fair value of variable rate debt is based on management’s estimate of rates the Company could obtain for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of variable rate debt under the credit facilities. The carrying amounts in the above table, which exclude the impact of deferred financing costs, approximate the fair market value for the variable rate debt. Variable rate debt is considered to be a Level 2 item as the Company considers the estimate of rates it could obtain for similar debt.

The fair value of an asset or liability is based on assumptions that market participants would use in pricing the asset or liability. The hierarchies of inputs used when determining fair value are described below:

Level 1:   Valuations based on quoted prices in active markets for identical instruments that the Company is able to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.

Level 2:   Valuations based on quoted prices in active markets for instruments that are similar, or quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3:   Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of financial instruments and the placement of financial instruments within the fair value hierarchy.

The table below provides the financial instruments carried at fair value based on the levels of hierarchy as of the valuation date listed:

	Level 1	Level 2	Level 3	Total
September 30, 2019
Derivative liabilities	$—	$2,981	$—	$2,981
December 31, 2018
Derivative liabilities	—	1,530	—	1,530

Derivative Liabilities:   The fair value of the derivative liabilities, which relate to the interest rate swaps used for hedging purposes, is the estimated amount the Company would pay for the liability to terminate the swap agreements at the reporting date, taking into account current interest rates and the current creditworthiness of the swap counterparties. Interest rate swaps are considered to be a Level 2 item as the

Company, using the income approach to value the derivatives, uses observable Level 2 market inputs at measurement date and standard valuation techniques to convert future amounts to a single present amount assuming that participants are motivated, but not compelled to transact. Level 2 inputs for the valuations are limited to quoted prices for similar assets in active markets (specifically, futures contracts on LIBOR for the first two years) and inputs other than quoted prices that are observable for the asset (specifically, LIBOR, cash and swap rates and credit risk at commonly quoted intervals). Mid-market pricing is used as a practical expedient for fair value measurements. Refer to Note 10 — Interest Rate Swaps for further information regarding the Company’s interest rate swap agreements.

The Company does not currently have any Level 3 financial assets or liabilities and there have been no transfers in and/or out of Level 3 during the nine months ended September 30, 2019 and 2018.